Subsequent Events (Details) $ / shares in Units, $ in Millions	May 03, 2020 USD ($) $ / shares	Apr. 30, 2020 $ / shares	Jan. 31, 2020 $ / shares	Jan. 31, 2019 $ / shares
Subsequent Event [Line Items]
Common stock, par value		$ 0.01	$ 0.01	$ 0.01
Subsequent Event | Agreement and Plan of Merger
Subsequent Event [Line Items]
Termination fees | $	$ 3.0
Subsequent Event | Agreement and Plan of Merger | Maximum
Subsequent Event [Line Items]
Reimbursement expense | $	$ 1.5
Subsequent Event | KLX ENERGY SERVICES HOLDINGS, INC. [Member] | Agreement and Plan of Merger
Subsequent Event [Line Items]
Common stock, par value	$ 0.01
Exchange ratio	0.4844
Ownership percentage acquired (in percentage)	59.00%
Subsequent Event | Quintana Energy Services Inc. | Agreement and Plan of Merger
Subsequent Event [Line Items]
Common stock, par value	$ 0.01
Ownership percentage acquired (in percentage)	41.00%